TRADE RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CREDIT RISK
Impairment loss upon classifying as held-for-sale	$ 1.9	$ 2.4	$ 201.7
Accounts Receivable | Credit risk
CREDIT RISK
Bad debt write-offs	$ 4.9	3.6	4.2
Impairment loss upon classifying as held-for-sale		$ 2.4	$ 3.6